Offerings	Sep. 04, 2025 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Series D Preferred Stock
Fee Rate	0.01531%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Series E Preferred Stock
Fee Rate	0.01531%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Series F Preferred Stock
Fee Rate	0.01531%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Series G Preferred Stock
Fee Rate	0.01531%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Fee Rate	0.01531%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,550.00
Offering Note	Includes an indeterminate amount of securities of each identified class that is being registered hereunder and that may be issued under this registration statement at indeterminate prices from time to time in primary offerings or upon exercise, settlement, conversion or exchange of any securities registered hereunder that provide for exercise, settlement, conversion or exchange. No additional consideration will be received for such additional shares issued upon exercise, settlement, conversion or exchange of any securities registered hereunder that provide for exercise, conversion or exchange, and therefore no registration fee is or will be required pursuant to Rule 457(i) under the Securities Act of 1933, as amended (the "Securities Act"), for such securities. Pursuant to Rule 416 under the Securities Act, this registration statement shall be deemed to cover any additional number of securities that may be offered or issued from time to time upon stock splits, stock dividends or similar transactions. Pursuant to Instruction 2.A.iii.b of Item 16(b) of Form S-3, the proposed maximum aggregate offering price for each class that is being registered hereunder is not specified. The proposed maximum offering price per unit of each class that is being registered hereunder will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder. In no event will the maximum aggregate offering price of all securities issued from time to time pursuant to this registration statement exceed $500,000,000.